Columbia Asia Pacific ex-Japan Fund
Prospectus Supplement — January 1, 2012
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Asia Pacific ex-Japan Fund	12/30/2010
The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund
The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Asia Pacific ex-Japan Fund	Class A	Class C	Class I	Class R	Class R5	Class Z
Shareholder Fees Column [Text]	Class A	Class C	Class I	Class R	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses		Columbia Asia Pacific ex-Japan Fund	Columbia Asia Pacific ex-Japan Fund Class A	Columbia Asia Pacific ex-Japan Fund Class C	Columbia Asia Pacific ex-Japan Fund Class I	Columbia Asia Pacific ex-Japan Fund Class R	Columbia Asia Pacific ex-Japan Fund Class R5	Columbia Asia Pacific ex-Japan Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class I	Class R	Class R5	Class Z
Management fees			0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees			0.25%	1.00%	none	0.50%	none	none
Other expenses			0.41%	0.41%	0.18%	0.41%	0.20%	0.41%
Total annual fund operating expenses			1.45%	2.20%	0.97%	1.70%	0.99%	1.20%
[1]	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Asia Pacific ex-Japan Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	714	1,008	1,323	2,215
Class C	Class C (if shares are redeemed)	323	688	1,181	2,539
Class I	Class I (whether or not shares are redeemed)	99	309	537	1,194
Class R	Class R (whether or not shares are redeemed)	173	536	924	2,014
Class R5	Class R5 (whether or not shares are redeemed)	101	316	548	1,218
Class Z	Class Z (whether or not shares are redeemed)	122	381	661	1,459

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Asia Pacific ex-Japan Fund Class C	Class C (if shares are not redeemed)	223	688	1,181	2,539